UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Value Fund

August 31, 2010

1.912901.100

SUF-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.3%
Autoliv, Inc.	160,900	$ 8,711,126
Cooper Tire & Rubber Co.	212,800	3,445,232
		12,156,358
Distributors - 0.1%
Genuine Parts Co.	110,100	4,616,493
Hotels, Restaurants & Leisure - 1.4%
Burger King Holdings, Inc.	28,800	473,760
Carnival Corp. unit	688,709	21,473,947
Darden Restaurants, Inc.	29,300	1,208,918
McDonald's Corp.	506,681	37,018,114
Royal Caribbean Cruises Ltd. (a)	45,400	1,115,024
Wyndham Worldwide Corp.	107,600	2,495,244
		63,785,007
Household Durables - 0.3%
D.R. Horton, Inc.	58,200	597,132
Mohawk Industries, Inc. (a)	21,100	934,941
National Presto Industries, Inc.	17,184	1,718,744
Newell Rubbermaid, Inc.	87,100	1,308,242
Toll Brothers, Inc. (a)	34,400	594,432
Tupperware Brands Corp.	13,000	511,420
Whirlpool Corp.	117,300	8,698,968
		14,363,879
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	94,200	3,801,912
Mattel, Inc.	65,400	1,372,746
		5,174,658
Media - 2.0%
CBS Corp. Class B	461,800	6,382,076
Comcast Corp. Class A	618,400	10,587,008
DISH Network Corp. Class A	98,800	1,773,460
Gannett Co., Inc.	354,600	4,287,114
News Corp. Class A	437,500	5,499,375
Omnicom Group, Inc.	100,100	3,504,501
Scholastic Corp.	95,400	2,235,222
The Walt Disney Co.	346,600	11,295,694
Time Warner Cable, Inc.	322,907	16,665,230
Time Warner, Inc.	585,500	17,553,290
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc. Class B (non-vtg.)	200,900	$ 6,312,278
Washington Post Co. Class B	900	324,207
		86,419,455
Multiline Retail - 0.7%
Big Lots, Inc. (a)	173,000	5,407,980
Family Dollar Stores, Inc.	70,200	3,003,858
Macy's, Inc.	404,400	7,861,536
Nordstrom, Inc.	175,800	5,084,136
Sears Holdings Corp. (a)	38,200	2,364,580
Target Corp.	163,800	8,380,008
		32,102,098
Specialty Retail - 1.5%
Aeropostale, Inc. (a)	19,900	423,870
AutoNation, Inc. (a)	23,700	535,146
AutoZone, Inc. (a)	8,400	1,762,152
Best Buy Co., Inc.	363,115	11,398,180
Cabela's, Inc. Class A (a)	150,400	2,343,232
Gap, Inc.	514,300	8,686,527
Genesco, Inc. (a)	73,300	1,850,092
Guess?, Inc.	3,700	119,547
H&M Hennes & Mauritz AB (B Shares)	99,400	3,252,181
RadioShack Corp.	194,800	3,599,904
Ross Stores, Inc.	187,000	9,280,810
Signet Jewelers Ltd. (a)	10,400	274,976
The Children's Place Retail Stores, Inc. (a)	84,600	3,693,636
TJX Companies, Inc.	454,775	18,050,020
		65,270,273
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	84,400	5,908,000
VF Corp.	66,900	4,724,478
		10,632,478
TOTAL CONSUMER DISCRETIONARY		294,520,699
CONSUMER STAPLES - 6.9%
Beverages - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	46,700	778,022
PepsiCo, Inc.	453,769	29,122,894
		29,900,916
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	115,000	$ 6,503,250
CVS Caremark Corp.	1,577,132	42,582,564
Kroger Co.	338,900	6,686,497
Safeway, Inc.	370,800	6,971,040
Wal-Mart Stores, Inc.	772,643	38,740,320
		101,483,671
Food Products - 2.3%
Archer Daniels Midland Co.	364,100	11,206,998
Campbell Soup Co.	89,000	3,316,140
ConAgra Foods, Inc.	419,100	9,048,369
Corn Products International, Inc.	19,600	668,948
Dean Foods Co. (a)	430,400	4,402,992
Del Monte Foods Co.	449,600	5,862,784
Fresh Del Monte Produce, Inc. (a)	164,200	3,607,474
General Mills, Inc.	116,300	4,205,408
H.J. Heinz Co.	51,600	2,385,984
Hormel Foods Corp.	104,900	4,526,435
Kellogg Co.	56,000	2,782,080
Kraft Foods, Inc. Class A	568,903	17,038,645
McCormick & Co., Inc. (non-vtg.)	32,700	1,303,749
Nestle SA sponsored ADR	390,345	20,122,285
Ralcorp Holdings, Inc. (a)	8,600	512,990
Sara Lee Corp.	182,600	2,636,744
The J.M. Smucker Co.	24,900	1,456,152
Tyson Foods, Inc. Class A	329,700	5,400,486
		100,484,663
Household Products - 0.9%
Central Garden & Pet Co. Class A (non-vtg.) (a)	274,600	2,564,764
Clorox Co.	44,900	2,910,418
Kimberly-Clark Corp.	99,100	6,382,040
Procter & Gamble Co.	496,200	29,608,254
		41,465,476
Personal Products - 0.0%
Herbalife Ltd.	12,600	700,308
Tobacco - 0.7%
Altria Group, Inc.	354,700	7,916,904
Lorillard, Inc.	34,900	2,652,749
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	283,600	$ 14,588,384
Reynolds American, Inc.	147,500	8,044,650
		33,202,687
TOTAL CONSUMER STAPLES		307,237,721
ENERGY - 8.5%
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc.	64,600	3,758,428
Dresser-Rand Group, Inc. (a)	24,700	877,344
Helix Energy Solutions Group, Inc. (a)	177,509	1,615,332
Helmerich & Payne, Inc.	33,200	1,229,728
Noble Corp.	234,600	7,300,752
Oil States International, Inc. (a)	44,600	1,838,858
Rowan Companies, Inc. (a)	35,800	920,418
Schlumberger Ltd.	118,800	6,335,604
Tidewater, Inc.	72,500	2,905,800
Transocean Ltd. (a)	97,700	4,972,930
		31,755,194
Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.	348,043	31,271,664
Chevron Corp.	1,055,600	78,283,296
CNOOC Ltd.	2,863,700	4,947,760
ConocoPhillips	1,242,741	65,156,911
CVR Energy, Inc. (a)	242,200	1,724,464
Devon Energy Corp.	237,300	14,304,444
El Paso Corp.	425,900	4,851,001
Exxon Mobil Corp.	411,900	24,368,004
Hess Corp.	523,196	26,290,599
Marathon Oil Corp.	470,900	14,357,741
Murphy Oil Corp.	76,300	4,086,628
Occidental Petroleum Corp.	439,964	32,152,569
Peabody Energy Corp.	448,875	19,211,850
Southern Union Co.	156,600	3,523,500
Sunoco, Inc.	145,900	4,913,912
Total SA	131,600	6,122,263
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	364,400	$ 5,746,588
Williams Companies, Inc.	250,600	4,543,378
		345,856,572
TOTAL ENERGY		377,611,766
FINANCIALS - 16.6%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	236,100	10,289,238
Bank of New York Mellon Corp.	272,000	6,601,440
Franklin Resources, Inc.	67,200	6,485,472
GFI Group, Inc.	216,900	971,712
Goldman Sachs Group, Inc.	292,184	40,011,677
Morgan Stanley	356,800	8,809,392
Raymond James Financial, Inc.	36,200	835,496
State Street Corp.	108,700	3,813,196
		77,817,623
Commercial Banks - 3.1%
Comerica, Inc.	92,500	3,182,925
Fifth Third Bancorp	1,274,294	14,080,949
FNB Corp., Pennsylvania	387,300	3,009,321
International Bancshares Corp.	218,800	3,413,280
PNC Financial Services Group, Inc.	456,555	23,266,043
Regions Financial Corp.	395,100	2,540,493
SunTrust Banks, Inc.	136,100	3,060,889
Toronto-Dominion Bank	90,900	6,150,936
U.S. Bancorp, Delaware	969,901	20,173,941
Wells Fargo & Co.	2,590,195	60,999,092
		139,877,869
Consumer Finance - 0.6%
American Express Co.	482,768	19,247,960
Nelnet, Inc. Class A	162,277	3,555,489
SLM Corp. (a)	323,200	3,571,360
		26,374,809
Diversified Financial Services - 4.8%
Bank of America Corp.	6,439,706	80,174,340
Citigroup, Inc. (a)	7,755,300	28,849,716
JPMorgan Chase & Co.	2,746,053	99,846,487
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
NYSE Euronext	39,600	$ 1,098,504
PHH Corp. (a)	132,900	2,459,979
		212,429,026
Insurance - 5.7%
ACE Ltd.	51,400	2,748,358
AFLAC, Inc.	649,033	30,666,809
Allstate Corp.	395,900	10,926,840
American Financial Group, Inc.	223,600	6,432,972
American National Insurance Co.	8,000	612,480
Arch Capital Group Ltd. (a)	26,400	2,106,720
Assurant, Inc.	226,400	8,277,184
Axis Capital Holdings Ltd.	55,200	1,704,576
Cincinnati Financial Corp.	42,500	1,133,900
Everest Re Group Ltd.	62,400	4,938,336
Genworth Financial, Inc. Class A (a)	197,600	2,140,008
Hanover Insurance Group, Inc.	130,400	5,656,752
Hartford Financial Services Group, Inc.	212,600	4,286,016
HCC Insurance Holdings, Inc.	297,100	7,495,833
Lincoln National Corp.	712,254	16,638,253
Loews Corp.	396,200	13,922,468
Markel Corp. (a)	4,000	1,310,880
MetLife, Inc.	385,900	14,509,840
Montpelier Re Holdings Ltd.	187,300	2,966,832
Old Republic International Corp.	62,100	793,638
Progressive Corp.	267,700	5,300,460
Prudential Financial, Inc.	608,044	30,748,785
Reinsurance Group of America, Inc.	19,000	831,060
RenaissanceRe Holdings Ltd.	25,900	1,470,861
The Chubb Corp.	587,800	32,399,536
The Travelers Companies, Inc.	539,700	26,434,506
Torchmark Corp.	35,400	1,746,990
Transatlantic Holdings, Inc.	28,200	1,344,294
Unum Group	215,800	4,326,790
W.R. Berkley Corp.	39,100	1,030,285
White Mountains Insurance Group Ltd.	4,700	1,426,826
XL Capital Ltd. Class A	342,700	6,137,757
		252,466,845
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.	144,793	15,235,119
Corporate Office Properties Trust (SBI)	90,900	3,281,490
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage	44,500	$ 4,361,890
Simon Property Group, Inc.	84,700	7,661,115
		30,539,614
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	135,100	1,557,028
TOTAL FINANCIALS		741,062,814
HEALTH CARE - 10.5%
Biotechnology - 1.1%
Amgen, Inc. (a)	593,968	30,316,127
Biogen Idec, Inc. (a)	216,000	11,620,800
Cephalon, Inc. (a)	112,600	6,374,286
		48,311,213
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	148,600	6,324,416
Becton, Dickinson & Co.	40,200	2,741,238
Covidien PLC	674,104	23,822,835
Kinetic Concepts, Inc. (a)	74,700	2,384,424
Medtronic, Inc.	430,400	13,548,992
St. Jude Medical, Inc. (a)	40,200	1,389,714
Zimmer Holdings, Inc. (a)	70,600	3,330,202
		53,541,821
Health Care Providers & Services - 1.7%
Aetna, Inc.	285,700	7,633,904
AmerisourceBergen Corp.	228,400	6,230,752
Cardinal Health, Inc.	64,800	1,941,408
CIGNA Corp.	62,200	2,004,084
Community Health Systems, Inc. (a)	20,400	531,828
Coventry Health Care, Inc. (a)	32,700	632,745
DaVita, Inc. (a)	22,800	1,473,336
Health Net, Inc. (a)	21,600	515,808
Humana, Inc. (a)	139,100	6,647,589
Laboratory Corp. of America Holdings (a)	24,800	1,800,976
LifePoint Hospitals, Inc. (a)	122,800	3,735,576
McKesson Corp.	90,600	5,259,330
MEDNAX, Inc. (a)	4,700	217,798
Omnicare, Inc.	22,600	433,920
UnitedHealth Group, Inc.	697,300	22,118,356
Universal American Financial Corp.	220,169	3,040,534
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	21,600	$ 678,240
WellPoint, Inc. (a)	222,100	11,033,928
		75,930,112
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	302,983	12,761,644
Pharmaceuticals - 6.2%
Abbott Laboratories	1,018,415	50,248,596
Bristol-Myers Squibb Co.	886,300	23,114,704
Eli Lilly & Co.	515,600	17,303,536
Endo Pharmaceuticals Holdings, Inc. (a)	154,500	4,197,765
Forest Laboratories, Inc. (a)	288,900	7,884,081
Johnson & Johnson	969,617	55,287,561
Medicis Pharmaceutical Corp. Class A	150,000	4,125,000
Merck & Co., Inc.	1,646,338	57,885,244
Mylan, Inc. (a)	95,500	1,638,780
Par Pharmaceutical Companies, Inc. (a)	136,400	3,596,868
Pfizer, Inc.	2,702,500	43,050,825
Teva Pharmaceutical Industries Ltd. sponsored ADR	164,900	8,340,642
Warner Chilcott PLC	31,100	883,862
		277,557,464
TOTAL HEALTH CARE		468,102,254
INDUSTRIALS - 6.6%
Aerospace & Defense - 3.2%
General Dynamics Corp.	441,379	24,659,845
Honeywell International, Inc.	99,500	3,889,455
ITT Corp.	96,600	4,105,500
L-3 Communications Holdings, Inc.	228,300	15,204,780
Lockheed Martin Corp.	289,700	20,139,944
Northrop Grumman Corp.	302,300	16,360,476
Raytheon Co.	306,900	13,479,048
Spirit AeroSystems Holdings, Inc. Class A (a)	29,600	572,464
The Boeing Co.	258,388	15,795,258
United Technologies Corp.	418,639	27,299,449
		141,506,219
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	70,400	4,491,520
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.1%
SkyWest, Inc.	134,800	$ 1,717,352
Southwest Airlines Co.	148,400	1,639,820
		3,357,172
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	11,100	360,972
Deluxe Corp.	151,100	2,527,903
Pitney Bowes, Inc.	165,700	3,188,068
R.R. Donnelley & Sons Co.	174,100	2,636,745
The Brink's Co.	85,700	1,617,159
Unifirst Corp. Massachusetts	81,500	3,199,690
Waste Management, Inc.	90,800	3,004,572
		16,535,109
Construction & Engineering - 0.2%
Foster Wheeler Ag (a)	33,200	708,156
KBR, Inc.	230,900	5,356,880
Tutor Perini Corp. (a)	185,700	3,669,432
URS Corp. (a)	10,200	363,834
		10,098,302
Electrical Equipment - 0.0%
Hubbell, Inc. Class B	15,600	701,688
Industrial Conglomerates - 1.2%
3M Co.	39,800	3,126,290
General Electric Co.	3,587,400	51,945,552
		55,071,842
Machinery - 0.9%
AGCO Corp. (a)	19,900	657,695
Bucyrus International, Inc. Class A	65,900	3,788,591
Caterpillar, Inc.	174,364	11,361,558
Flowserve Corp.	12,600	1,126,188
Joy Global, Inc.	45,700	2,593,018
PACCAR, Inc.	330,382	13,542,358
SPX Corp.	15,400	863,324
Timken Co.	159,100	5,204,161
		39,136,893
Professional Services - 0.0%
Equifax, Inc.	29,300	863,471
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.5%
Norfolk Southern Corp.	82,100	$ 4,407,128
Union Pacific Corp.	225,408	16,441,260
		20,848,388
Trading Companies & Distributors - 0.0%
Aircastle Ltd.	318,300	2,485,923
TOTAL INDUSTRIALS		295,096,527
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.4%
Arris Group, Inc. (a)	294,500	2,406,065
Harris Corp.	183,300	7,711,431
QUALCOMM, Inc.	181,600	6,957,096
Tellabs, Inc.	92,600	657,460
		17,732,052
Computers & Peripherals - 1.1%
Dell, Inc. (a)	333,500	3,925,295
Hewlett-Packard Co.	901,302	34,682,101
Lexmark International, Inc. Class A (a)	9,700	339,403
Seagate Technology (a)	591,200	5,988,856
Western Digital Corp. (a)	137,500	3,320,625
		48,256,280
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	37,000	846,560
Avnet, Inc. (a)	47,600	1,090,040
AVX Corp.	39,600	492,228
Corning, Inc.	1,476,300	23,148,384
Ingram Micro, Inc. Class A (a)	43,000	647,580
Molex, Inc.	18,700	330,055
Tech Data Corp. (a)	75,900	2,747,580
Tyco Electronics Ltd.	425,100	10,423,452
Vishay Intertechnology, Inc. (a)	255,200	1,962,496
		41,688,375
Internet Software & Services - 0.0%
IAC/InterActiveCorp (a)	44,300	1,098,197
IT Services - 1.1%
Alliance Data Systems Corp. (a)	8,300	466,377
Broadridge Financial Solutions, Inc.	43,000	918,050
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computer Sciences Corp.	139,200	$ 5,541,552
CSG Systems International, Inc. (a)	185,800	3,400,140
Fiserv, Inc. (a)	24,800	1,240,744
International Business Machines Corp.	172,400	21,244,852
Lender Processing Services, Inc.	22,000	645,260
MasterCard, Inc. Class A	51,542	10,223,871
Total System Services, Inc.	61,400	871,880
Visa, Inc. Class A	96,500	6,656,570
		51,209,296
Semiconductors & Semiconductor Equipment - 1.5%
Fairchild Semiconductor International, Inc. (a)	571,400	4,416,922
Intel Corp.	1,983,687	35,150,934
KLA-Tencor Corp.	172,700	4,837,327
Micron Technology, Inc. (a)	668,900	4,324,439
Texas Instruments, Inc.	726,800	16,738,204
		65,467,826
Software - 1.0%
CA, Inc.	168,000	3,025,680
Microsoft Corp.	1,334,646	31,337,488
Oracle Corp.	429,300	9,393,084
		43,756,252
TOTAL INFORMATION TECHNOLOGY		269,208,278
MATERIALS - 2.5%
Chemicals - 1.0%
Ashland, Inc.	107,700	5,003,742
Dow Chemical Co.	140,300	3,419,111
E.I. du Pont de Nemours & Co.	91,700	3,738,609
Eastman Chemical Co.	85,200	5,244,060
Ecolab, Inc.	61,900	2,934,060
FMC Corp.	28,200	1,756,296
Huntsman Corp.	42,800	389,908
International Flavors & Fragrances, Inc.	16,700	763,023
Lubrizol Corp.	99,000	9,237,690
Monsanto Co.	92,700	4,880,655
RPM International, Inc.	40,300	681,070
Sigma Aldrich Corp.	57,500	3,057,275
Stepan Co.	70,700	3,920,315
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Scotts Miracle-Gro Co. Class A	6,900	$ 325,887
Valspar Corp.	21,100	635,532
		45,987,233
Containers & Packaging - 0.3%
Ball Corp.	30,900	1,732,872
Crown Holdings, Inc. (a)	32,000	891,520
Greif, Inc. Class A	9,600	545,760
Rock-Tenn Co. Class A	40,800	1,965,744
Sealed Air Corp.	49,900	1,023,449
Silgan Holdings, Inc.	148,400	4,435,676
Sonoco Products Co.	20,400	641,580
		11,236,601
Metals & Mining - 1.2%
Allegheny Technologies, Inc.	64,700	2,634,584
BHP Billiton Ltd. sponsored ADR	198,415	13,200,550
Cliffs Natural Resources, Inc.	101,400	6,204,666
Compass Minerals International, Inc.	7,000	502,250
Freeport-McMoRan Copper & Gold, Inc.	230,984	16,626,228
Reliance Steel & Aluminum Co.	15,700	584,825
United States Steel Corp.	268,747	11,424,435
		51,177,538
Paper & Forest Products - 0.0%
MeadWestvaco Corp.	53,700	1,168,512
TOTAL MATERIALS		109,569,884
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	2,734,600	73,916,238
CenturyTel, Inc.	213,400	7,716,544
Frontier Communications Corp.	69,899	540,319
Verizon Communications, Inc.	517,400	15,268,474
Windstream Corp.	136,900	1,579,142
		99,020,717
Wireless Telecommunication Services - 0.8%
China Mobile (Hong Kong) Ltd. sponsored ADR	94,600	4,854,872
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc. Class B (non-vtg.)	733,211	$ 25,450,072
Telephone & Data Systems, Inc.	113,300	3,273,237
		33,578,181
TOTAL TELECOMMUNICATION SERVICES		132,598,898
UTILITIES - 4.4%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	702,220	24,865,610
DPL, Inc.	24,900	630,468
Duke Energy Corp.	372,600	6,404,994
Edison International	94,200	3,179,250
Entergy Corp.	40,100	3,161,484
Exelon Corp.	209,000	8,510,480
NextEra Energy, Inc.	312,800	16,806,744
Northeast Utilities	21,800	631,546
NV Energy, Inc.	73,700	943,360
Pepco Holdings, Inc.	38,600	692,870
Pinnacle West Capital Corp.	27,500	1,095,875
Progress Energy, Inc.	29,000	1,244,390
Unisource Energy Corp.	33,699	1,096,228
Westar Energy, Inc.	25,500	611,235
		69,874,534
Gas Utilities - 0.2%
AGL Resources, Inc.	24,200	888,140
Atmos Energy Corp.	110,100	3,115,830
Energen Corp.	22,200	947,496
ONEOK, Inc.	32,600	1,398,866
Southwest Gas Corp.	109,800	3,453,210
UGI Corp.	13,400	369,840
		10,173,382
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	176,500	5,176,745
Multi-Utilities - 2.5%
Alliant Energy Corp.	23,000	805,460
Ameren Corp.	160,500	4,505,235
CMS Energy Corp.	272,700	4,772,250
Consolidated Edison, Inc.	52,400	2,490,572
Dominion Resources, Inc.	73,500	3,142,860
DTE Energy Co.	101,800	4,769,330
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Integrys Energy Group, Inc.	16,100	$ 780,045
NiSource, Inc.	85,900	1,489,506
NSTAR	18,100	688,343
OGE Energy Corp.	23,000	898,150
PG&E Corp.	585,316	27,369,376
Public Service Enterprise Group, Inc.	249,100	7,961,236
SCANA Corp.	21,600	843,048
Sempra Energy	562,269	28,630,737
TECO Energy, Inc.	44,800	756,224
Wisconsin Energy Corp.	297,000	16,554,780
Xcel Energy, Inc.	101,200	2,257,772
		108,714,924
TOTAL UTILITIES		193,939,585
TOTAL COMMON STOCKS (Cost $3,338,380,433)		3,188,948,426
Equity Funds - 26.9%

Large Value Funds - 17.5%
American Beacon Large Cap Value Fund Institutional Class	35,443,718	585,175,777
Hotchkis and Wiley Large Cap Value Fund Class A (a)	6,048,423	81,048,862
iShares Russell 1000 Value Index ETF	7,300	402,303
John Hancock Classic Value Fund Class I	8,158,570	112,098,749
TOTAL LARGE VALUE FUNDS		778,725,691
Mid-Cap Value Funds - 9.4%
RS Value Fund Class A	11,073,870	231,111,675
T. Rowe Price Mid Cap Value Fund	9,330,420	186,235,186
TOTAL MID-CAP VALUE FUNDS		417,346,861
TOTAL EQUITY FUNDS (Cost $1,286,540,222)		1,196,072,552
Money Market Funds - 1.3%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $59,552,300)	59,552,300	$ 59,552,300
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,684,472,955)		4,444,573,278
NET OTHER ASSETS (LIABILITIES) - 0.2%		9,378,551
NET ASSETS - 100%		$ 4,453,951,829
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 294,520,699	$ 294,520,699	$ -	$ -
Consumer Staples	307,237,721	307,237,721	-	-
Energy	377,611,766	366,541,743	11,070,023	-
Financials	741,062,814	741,062,814	-	-
Health Care	468,102,254	468,102,254	-	-
Industrials	295,096,527	295,096,527	-	-
Information Technology	269,208,278	269,208,278	-	-
Materials	109,569,884	109,569,884	-	-
Telecommunication Services	132,598,898	132,598,898	-	-
Utilities	193,939,585	193,939,585	-	-
Equity Funds	1,196,072,552	1,196,072,552	-	-
Money Market Funds	59,552,300	59,552,300	-	-
Total Investments in Securities:	$ 4,444,573,278	$ 4,433,503,255	$ 11,070,023	$ -
Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $4,690,375,687. Net unrealized depreciation aggregated $245,802,409, of which $118,330,636 related to appreciated investment securities and $364,133,045 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, are valued at their closing net assets value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximated fair value are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Fund

August 31, 2010

1.902943.100

SAI-COR-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 51.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.1%
Johnson Controls, Inc.	97,100	$ 2,576,063
The Goodyear Tire & Rubber Co. (a)	39,200	362,208
		2,938,271
Automobiles - 1.0%
Ford Motor Co. (a)	3,861,029	43,591,017
Harley-Davidson, Inc.	76,700	1,865,344
		45,456,361
Distributors - 0.0%
Genuine Parts Co.	11,100	465,423
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	29,800	1,265,904
H&R Block, Inc.	44,700	574,395
		1,840,299
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp. unit	65,000	2,026,700
Hyatt Hotels Corp. Class A	11,068	416,821
International Game Technology	37,900	553,340
Marriott International, Inc. Class A	81,700	2,615,217
McDonald's Corp.	404,000	29,516,240
MGM Mirage, Inc. (a)	222,300	2,002,923
Starbucks Corp.	154,400	3,549,656
Starwood Hotels & Resorts Worldwide, Inc.	20,400	953,292
Wynn Resorts Ltd.	8,500	685,185
Yum! Brands, Inc.	23,000	959,100
		43,278,474
Household Durables - 1.3%
D.R. Horton, Inc.	73,100	750,006
Fortune Brands, Inc.	50,400	2,257,416
Harman International Industries, Inc. (a)	44,700	1,393,299
Lennar Corp. Class A	237,106	3,122,686
Newell Rubbermaid, Inc.	459,000	6,894,180
Pulte Group, Inc. (a)	423,860	3,403,596
Stanley Black & Decker, Inc.	740,997	39,747,079
		57,568,262
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	64,100	8,001,603
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Liberty Media Corp. Interactive Series A (a)	129,800	$ 1,369,390
Priceline.com, Inc. (a)	7,100	2,069,508
		11,440,501
Leisure Equipment & Products - 0.3%
Mattel, Inc.	590,000	12,384,100
Media - 3.0%
Cablevision Systems Corp. - NY Group Class A	79,600	1,997,164
CBS Corp. Class B	3,054,890	42,218,580
Comcast Corp.:
Class A	2,822,050	48,313,496
Class A (special) (non-vtg.)	1,244,200	19,994,294
DIRECTV (a)	53,400	2,024,928
Discovery Communications, Inc. Class C (a)	67,800	2,291,640
Lamar Advertising Co. Class A (a)	16,200	424,602
McGraw-Hill Companies, Inc.	39,600	1,094,940
Omnicom Group, Inc.	56,000	1,960,560
The Walt Disney Co.	228,500	7,446,815
Time Warner Cable, Inc.	69,800	3,602,378
Time Warner, Inc.	198,400	5,948,032
		137,317,429
Multiline Retail - 0.2%
Kohl's Corp. (a)	107,300	5,040,954
Macy's, Inc.	173,300	3,368,952
		8,409,906
Specialty Retail - 1.0%
AutoZone, Inc. (a)	14,800	3,104,744
Bed Bath & Beyond, Inc. (a)	97,600	3,510,672
Gap, Inc.	154,600	2,611,194
Home Depot, Inc.	432,058	12,015,533
Lowe's Companies, Inc.	335,900	6,818,770
Ross Stores, Inc.	38,100	1,890,903
TJX Companies, Inc.	367,140	14,571,787
		44,523,603
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	91,800	3,290,112
NIKE, Inc. Class B	39,500	2,765,000
		6,055,112
TOTAL CONSUMER DISCRETIONARY		371,677,741
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.0%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	141,910	$ 6,181,600
PepsiCo, Inc.	445,160	28,570,369
The Coca-Cola Co.	252,900	14,142,168
		48,894,137
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	151,700	4,095,900
Kroger Co.	133,500	2,633,955
Sysco Corp.	91,100	2,504,339
Wal-Mart Stores, Inc.	657,500	32,967,050
Walgreen Co.	558,500	15,012,480
Whole Foods Market, Inc. (a)	28,500	991,515
		58,205,239
Food Products - 0.4%
Archer Daniels Midland Co.	39,200	1,206,576
Campbell Soup Co.	48,800	1,818,288
Dean Foods Co. (a)	39,200	401,016
General Mills, Inc.	259,370	9,378,819
Kellogg Co.	62,000	3,080,160
Kraft Foods, Inc. Class A	147,600	4,420,620
		20,305,479
Household Products - 0.8%
Clorox Co.	55,300	3,584,546
Colgate-Palmolive Co.	27,300	2,015,832
Kimberly-Clark Corp.	93,500	6,021,400
Procter & Gamble Co.	381,100	22,740,237
		34,362,015
Personal Products - 0.1%
Avon Products, Inc.	141,100	4,106,010
Tobacco - 0.3%
Altria Group, Inc.	165,000	3,682,800
Philip Morris International, Inc.	226,400	11,646,016
		15,328,816
TOTAL CONSUMER STAPLES		181,201,696
ENERGY - 7.4%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	94,500	3,551,310
Diamond Offshore Drilling, Inc.	7,700	447,986
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc. (a)	54,800	$ 3,389,380
Halliburton Co.	465,200	13,123,292
McDermott International, Inc. (a)	85,100	1,090,982
Schlumberger Ltd.	212,218	11,317,586
		32,920,536
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	14,500	666,855
Apache Corp.	609,337	54,748,929
Chevron Corp.	449,100	33,305,256
ConocoPhillips	699,210	36,659,580
CONSOL Energy, Inc.	30,600	985,320
Devon Energy Corp.	276,256	16,652,712
El Paso Corp.	135,700	1,545,623
EOG Resources, Inc.	82,975	7,208,038
Exxon Mobil Corp.	598,408	35,401,817
Hess Corp.	46,100	2,316,525
Murphy Oil Corp.	70,500	3,775,980
Newfield Exploration Co. (a)	48,000	2,304,480
Occidental Petroleum Corp.	712,407	52,062,704
Peabody Energy Corp.	59,800	2,559,440
Pioneer Natural Resources Co.	668,761	38,667,761
Range Resources Corp.	44,300	1,497,783
Southwestern Energy Co. (a)	85,900	2,810,648
Spectra Energy Corp.	151,400	3,079,476
Suncor Energy, Inc.	71,200	2,157,535
Valero Energy Corp.	76,200	1,201,674
Williams Companies, Inc.	134,000	2,429,420
		302,037,556
TOTAL ENERGY		334,958,092
FINANCIALS - 5.7%
Capital Markets - 1.0%
Bank of New York Mellon Corp.	103,900	2,521,653
Charles Schwab Corp.	60,900	777,084
Franklin Resources, Inc.	30,100	2,904,951
Goldman Sachs Group, Inc.	147,800	20,239,732
Invesco Ltd.	116,700	2,112,270
Janus Capital Group, Inc.	54,900	498,492
Legg Mason, Inc.	20,400	516,732
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	228,200	$ 5,634,258
Northern Trust Corp.	46,000	2,122,440
State Street Corp.	85,600	3,002,848
T. Rowe Price Group, Inc.	109,600	4,798,288
		45,128,748
Commercial Banks - 2.0%
BB&T Corp.	31,100	687,932
CIT Group, Inc. (a)	18,700	685,916
City National Corp.	287,430	13,923,109
Fifth Third Bancorp	186,100	2,056,405
KeyCorp	1,336,300	9,848,531
Marshall & Ilsley Corp.	160,400	1,050,620
PNC Financial Services Group, Inc.	301,400	15,359,344
Regions Financial Corp.	233,600	1,502,048
SunTrust Banks, Inc.	15,300	344,097
U.S. Bancorp, Delaware	270,700	5,630,560
Wells Fargo & Co.	1,670,055	39,329,795
Zions Bancorporation	47,200	869,896
		91,288,253
Consumer Finance - 0.3%
American Express Co.	275,509	10,984,544
SLM Corp. (a)	90,500	1,000,025
		11,984,569
Diversified Financial Services - 1.4%
Bank of America Corp.	1,024,000	12,748,800
Citigroup, Inc. (a)	2,809,000	10,449,480
CME Group, Inc.	6,000	1,488,480
IntercontinentalExchange, Inc. (a)	7,200	688,032
JPMorgan Chase & Co.	920,825	33,481,197
Moody's Corp.	94,600	1,999,844
NYSE Euronext	54,900	1,522,926
		62,378,759
Insurance - 0.8%
AFLAC, Inc.	23,400	1,105,650
Allstate Corp.	53,200	1,468,320
Aon Corp.	82,500	2,989,800
Berkshire Hathaway, Inc. Class B (a)	150,600	11,864,268
Hartford Financial Services Group, Inc.	30,600	616,896
Loews Corp.	46,000	1,616,440
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	90,400	$ 2,144,288
MetLife, Inc.	127,400	4,790,240
Principal Financial Group, Inc.	33,200	765,260
Prudential Financial, Inc.	69,900	3,534,843
The Chubb Corp.	60,500	3,334,760
The Travelers Companies, Inc.	51,900	2,542,062
		36,772,827
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.	21,700	2,283,274
Boston Properties, Inc.	27,500	2,238,500
Kimco Realty Corp.	41,700	621,747
Simon Property Group, Inc.	54,600	4,938,570
		10,082,091
TOTAL FINANCIALS		257,635,247
HEALTH CARE - 4.7%
Biotechnology - 0.7%
Amgen, Inc. (a)	461,015	23,530,206
Biogen Idec, Inc. (a)	25,500	1,371,900
Celgene Corp. (a)	79,800	4,111,296
Cephalon, Inc. (a)	12,300	696,303
Gilead Sciences, Inc. (a)	115,400	3,676,644
Vertex Pharmaceuticals, Inc. (a)	9,900	330,066
		33,716,415
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	67,700	2,881,312
Boston Scientific Corp. (a)	97,200	504,468
C. R. Bard, Inc.	19,600	1,505,868
CareFusion Corp. (a)	28,300	610,714
Covidien PLC	28,300	1,000,122
DENTSPLY International, Inc.	29,400	817,908
Hospira, Inc. (a)	14,900	765,264
Intuitive Surgical, Inc. (a)	4,300	1,139,629
Medtronic, Inc.	89,000	2,801,720
St. Jude Medical, Inc. (a)	63,900	2,209,023
Stryker Corp.	69,600	3,006,024
Zimmer Holdings, Inc. (a)	50,100	2,363,217
		19,605,269
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.5%
Cardinal Health, Inc.	35,900	$ 1,075,564
CIGNA Corp.	66,100	2,129,742
DaVita, Inc. (a)	31,900	2,061,378
Express Scripts, Inc. (a)	96,200	4,098,120
Humana, Inc. (a)	7,700	367,983
McKesson Corp.	53,200	3,088,260
Medco Health Solutions, Inc. (a)	45,800	1,991,384
Tenet Healthcare Corp. (a)	119,800	469,616
UnitedHealth Group, Inc.	152,000	4,821,440
WellPoint, Inc. (a)	75,200	3,735,936
		23,839,423
Life Sciences Tools & Services - 0.2%
Life Technologies Corp. (a)	101,900	4,358,263
Thermo Fisher Scientific, Inc. (a)	32,300	1,360,476
Waters Corp. (a)	16,200	980,424
		6,699,163
Pharmaceuticals - 2.9%
Abbott Laboratories	137,000	6,759,580
Allergan, Inc.	35,300	2,168,126
Bristol-Myers Squibb Co.	172,400	4,496,192
Eli Lilly & Co.	96,200	3,228,472
Forest Laboratories, Inc. (a)	16,800	458,472
Johnson & Johnson	526,340	30,011,907
Merck & Co., Inc.	978,800	34,414,608
Pfizer, Inc.	3,056,720	48,693,550
		130,230,907
TOTAL HEALTH CARE		214,091,177
INDUSTRIALS - 5.0%
Aerospace & Defense - 1.8%
General Dynamics Corp.	186,545	10,422,269
Goodrich Corp.	6,400	438,272
Honeywell International, Inc.	496,200	19,396,458
Lockheed Martin Corp.	37,200	2,586,144
Northrop Grumman Corp.	39,100	2,116,092
Precision Castparts Corp.	33,600	3,802,848
Raytheon Co.	201,410	8,845,927
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	95,300	$ 5,825,689
United Technologies Corp.	396,660	25,866,199
		79,299,898
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	19,200	1,247,808
Expeditors International of Washington, Inc.	24,300	962,037
FedEx Corp.	32,200	2,513,210
United Parcel Service, Inc. Class B	276,760	17,657,288
		22,380,343
Airlines - 0.0%
Southwest Airlines Co.	138,700	1,532,635
Building Products - 0.0%
Masco Corp.	77,100	808,779
Commercial Services & Supplies - 0.1%
Cintas Corp.	32,300	823,327
Republic Services, Inc.	159,700	4,699,971
		5,523,298
Construction & Engineering - 0.1%
Fluor Corp.	32,300	1,442,518
Foster Wheeler Ag (a)	7,800	166,374
Quanta Services, Inc. (a)	14,000	251,160
		1,860,052
Electrical Equipment - 0.8%
Babcock & Wilcox Co. (a)	11,750	263,200
Cooper Industries PLC Class A	52,800	2,222,352
Emerson Electric Co.	609,180	28,418,247
Rockwell Automation, Inc.	54,900	2,807,586
		33,711,385
Industrial Conglomerates - 0.6%
3M Co.	109,700	8,616,935
General Electric Co.	1,211,100	17,536,728
Textron, Inc.	73,600	1,256,352
Tyco International Ltd.	43,000	1,603,040
		29,013,055
Machinery - 0.9%
Caterpillar, Inc.	176,000	11,468,160
Danaher Corp.	94,000	3,415,020
Dover Corp.	259,540	11,617,010
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	41,700	$ 1,356,501
Joy Global, Inc.	17,700	1,004,298
PACCAR, Inc.	74,200	3,041,458
Parker Hannifin Corp.	145,300	8,595,948
		40,498,395
Professional Services - 0.0%
Robert Half International, Inc.	14,900	321,542
Verisk Analytics, Inc.	6,024	167,588
		489,130
Road & Rail - 0.2%
CSX Corp.	63,000	3,143,070
Ryder System, Inc.	24,300	932,391
Union Pacific Corp.	71,200	5,193,328
		9,268,789
Trading Companies & Distributors - 0.0%
Fastenal Co.	34,000	1,539,180
TOTAL INDUSTRIALS		225,924,939
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	1,458,730	29,247,537
JDS Uniphase Corp. (a)	119,200	1,095,448
Juniper Networks, Inc. (a)	100,100	2,722,720
QUALCOMM, Inc.	194,900	7,466,619
		40,532,324
Computers & Peripherals - 1.7%
Apple, Inc. (a)	171,200	41,664,944
Dell, Inc. (a)	168,600	1,984,422
EMC Corp. (a)	939,200	17,131,008
Hewlett-Packard Co.	302,700	11,647,896
NetApp, Inc. (a)	20,000	808,800
SanDisk Corp. (a)	31,000	1,030,440
Smart Technologies, Inc. Class A (a)	241,200	2,771,114
		77,038,624
Electronic Equipment & Components - 1.1%
Agilent Technologies, Inc. (a)	45,500	1,227,135
Amphenol Corp. Class A	782,270	31,854,034
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Corning, Inc.	105,800	$ 1,658,944
Tyco Electronics Ltd.	679,835	16,669,554
		51,409,667
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	36,400	1,676,948
eBay, Inc. (a)	56,600	1,315,384
Google, Inc. Class A (a)	63,000	28,351,260
VeriSign, Inc. (a)	23,500	684,555
		32,028,147
IT Services - 2.4%
Accenture PLC Class A	38,300	1,401,780
Automatic Data Processing, Inc.	67,000	2,586,870
Computer Sciences Corp.	24,700	983,307
Fidelity National Information Services, Inc.	28,900	746,776
Fiserv, Inc. (a)	22,100	1,105,663
International Business Machines Corp.	620,122	76,417,634
MasterCard, Inc. Class A	66,000	13,091,760
Paychex, Inc.	24,700	614,783
The Western Union Co.	106,800	1,674,624
Visa, Inc. Class A	170,700	11,774,886
		110,398,083
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	336,600	1,891,692
Analog Devices, Inc.	12,300	342,924
Applied Materials, Inc.	360,200	3,742,478
First Solar, Inc. (a)	4,300	549,755
Intel Corp.	1,081,145	19,157,889
KLA-Tencor Corp.	17,900	501,379
Marvell Technology Group Ltd. (a)	66,500	1,060,010
MEMC Electronic Materials, Inc. (a)	20,100	206,829
Micron Technology, Inc. (a)	676,700	4,374,866
National Semiconductor Corp.	318,300	4,013,763
NVIDIA Corp. (a)	340,000	3,172,200
Texas Instruments, Inc.	1,313,429	30,248,270
		69,262,055
Software - 1.8%
Adobe Systems, Inc. (a)	108,400	3,009,184
Autodesk, Inc. (a)	55,300	1,534,575
CA, Inc.	257,300	4,633,973
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	44,300	$ 675,132
Intuit, Inc. (a)	40,300	1,724,840
McAfee, Inc. (a)	83,700	3,938,085
Microsoft Corp.	1,966,700	46,178,116
Oracle Corp.	718,400	15,718,592
Red Hat, Inc. (a)	75,100	2,594,705
		80,007,202
TOTAL INFORMATION TECHNOLOGY		460,676,102
MATERIALS - 4.7%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	489,212	36,216,364
CF Industries Holdings, Inc.	388,571	35,942,818
Dow Chemical Co.	74,500	1,815,565
E.I. du Pont de Nemours & Co.	57,600	2,348,352
Eastman Chemical Co.	14,500	892,475
Monsanto Co.	181,800	9,571,770
Potash Corp. of Saskatchewan, Inc.	52,205	7,686,926
Praxair, Inc.	679,535	58,460,396
Sherwin-Williams Co.	32,300	2,273,274
Sigma Aldrich Corp.	7,700	409,409
The Mosaic Co.	95,400	5,596,164
		161,213,513
Construction Materials - 0.0%
Vulcan Materials Co.	51,200	1,882,112
Containers & Packaging - 0.3%
Ball Corp.	215,635	12,092,811
Metals & Mining - 0.8%
Agnico-Eagle Mines Ltd. (Canada)	23,400	1,523,935
Barrick Gold Corp.	33,600	1,574,040
Cliffs Natural Resources, Inc.	18,300	1,119,777
Freeport-McMoRan Copper & Gold, Inc.	70,000	5,038,600
Newmont Mining Corp.	367,507	22,535,529
Nucor Corp.	49,500	1,820,610
United States Steel Corp.	34,500	1,466,595
		35,079,086
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co.	94,700	$ 1,937,562
Weyerhaeuser Co.	74,600	1,171,220
		3,108,782
TOTAL MATERIALS		213,376,304
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,387,300	37,498,719
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	65,200	3,055,272
Crown Castle International Corp. (a)	66,100	2,718,032
NII Holdings, Inc. (a)	18,300	663,375
Sprint Nextel Corp. (a)	761,800	3,108,144
		9,544,823
TOTAL TELECOMMUNICATION SERVICES		47,043,542
UTILITIES - 0.7%
Electric Utilities - 0.4%
Allegheny Energy, Inc.	116,400	2,624,820
American Electric Power Co., Inc.	17,800	630,298
Duke Energy Corp.	20,000	343,800
Entergy Corp.	47,200	3,721,248
Exelon Corp.	103,300	4,206,376
FirstEnergy Corp.	34,000	1,242,020
NextEra Energy, Inc.	20,000	1,074,600
Pepco Holdings, Inc.	27,200	488,240
PPL Corp.	97,600	2,650,816
Progress Energy, Inc.	10,200	437,682
		17,419,900
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	344,200	3,524,608
Calpine Corp. (a)	99,200	1,261,824
Constellation Energy Group, Inc.	75,400	2,211,482
		6,997,914
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	294,600	4,357,134
NiSource, Inc.	20,700	358,938
Public Service Enterprise Group, Inc.	24,300	776,628
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	29,400	$ 1,497,048
TECO Energy, Inc.	75,800	1,279,504
		8,269,252
TOTAL UTILITIES		32,687,066
TOTAL COMMON STOCKS (Cost $2,471,242,069)		2,339,271,906
Equity Funds - 47.2%

Large Blend Funds - 47.2%
Fidelity Dividend Growth Fund (d)	16,143,684	361,295,659
FMI Large Cap Fund	13,249,802	177,812,349
Hartford Capital Appreciation Fund (a)	12,604,097	389,466,597
JPMorgan U.S. Large Cap Core Plus Fund Select Class (c)	71,129,415	1,214,179,118
TOTAL EQUITY FUNDS (Cost $2,283,210,852)		2,142,753,723
Short-Term Funds - 1.6%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $74,689,305)	74,689,305	74,689,305
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $4,829,142,226)		4,556,714,934
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(13,715,305)
NET ASSETS - 100%		$ 4,542,999,629
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Represents the Fund's investment in a mutual fund managed by JPMorgan. The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

(d) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Fund is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dividend Growth Fund	$ -	$ 385,820,172	$ -	$ 361,295,659
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $4,842,960,776. Net unrealized depreciation aggregated $286,245,842, of which $40,132,790 related to appreciated investment securities and $326,378,632 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Growth Fund

August 31, 2010

1.907407.100

SGF-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 79.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.1%
BorgWarner, Inc. (a)	47,300	$ 2,064,645
Automobiles - 0.4%
Ford Motor Co. (a)	714,900	8,071,221
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	31,300	3,085,867
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp. unit	190,727	5,946,868
Starbucks Corp.	274,118	6,301,973
Starwood Hotels & Resorts Worldwide, Inc.	207,234	9,684,045
Wynn Resorts Ltd.	151,802	12,236,759
Yum! Brands, Inc.	176,600	7,364,220
		41,533,865
Household Durables - 0.2%
Whirlpool Corp.	42,500	3,151,800
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	102,796	12,832,025
Expedia, Inc.	367,150	8,393,049
Netflix, Inc. (a)	16,900	2,121,288
Priceline.com, Inc. (a)	45,100	13,145,748
		36,492,110
Media - 1.4%
DIRECTV (a)	181,900	6,897,648
Omnicom Group, Inc.	321,140	11,243,111
The Walt Disney Co.	191,050	6,226,320
Time Warner Cable, Inc.	77,900	4,020,419
		28,387,498
Multiline Retail - 1.8%
Dollar Tree, Inc. (a)	66,700	3,023,511
Kohl's Corp. (a)	349,720	16,429,846
Macy's, Inc.	290,100	5,639,544
Target Corp.	233,011	11,920,843
		37,013,744
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	91,400	4,978,558
Best Buy Co., Inc.	197,430	6,197,328
Dick's Sporting Goods, Inc. (a)	86,600	2,119,102
GameStop Corp. Class A (a)	104,300	1,870,099
Home Depot, Inc.	725,944	20,188,503
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
O'Reilly Automotive, Inc. (a)	110,300	$ 5,213,881
PetSmart, Inc.	64,400	2,053,716
Staples, Inc.	320,370	5,692,975
TJX Companies, Inc.	217,270	8,623,446
Urban Outfitters, Inc. (a)	231,000	7,003,920
		63,941,528
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	145,120	5,201,101
NIKE, Inc. Class B	165,805	11,606,350
VF Corp.	58,500	4,131,270
		20,938,721
TOTAL CONSUMER DISCRETIONARY		244,680,999
CONSUMER STAPLES - 6.0%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.)	45,850	2,810,147
Constellation Brands, Inc. Class A (sub. vtg.) (a)	370,600	6,174,196
Hansen Natural Corp. (a)	138,000	6,215,520
PepsiCo, Inc.	125,350	8,044,963
The Coca-Cola Co.	55,600	3,109,152
		26,353,978
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	77,400	4,376,970
CVS Caremark Corp.	374,080	10,100,160
SUPERVALU, Inc.	369,300	3,589,596
		18,066,726
Food Products - 1.8%
Corn Products International, Inc.	162,800	5,556,364
Del Monte Foods Co.	227,700	2,969,208
Green Mountain Coffee Roasters, Inc. (a)	190,400	5,868,128
Kellogg Co.	106,970	5,314,270
Kraft Foods, Inc. Class A	382,030	11,441,799
The J.M. Smucker Co.	51,200	2,994,176
Tyson Foods, Inc. Class A	168,900	2,766,582
		36,910,527
Household Products - 0.3%
Colgate-Palmolive Co.	85,070	6,281,569
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	132,662	$ 7,438,358
Tobacco - 1.3%
Lorillard, Inc.	45,400	3,450,854
Philip Morris International, Inc.	335,600	17,263,264
Reynolds American, Inc.	110,500	6,026,670
		26,740,788
TOTAL CONSUMER STAPLES		121,791,946
ENERGY - 5.7%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	187,130	6,882,641
Diamond Offshore Drilling, Inc.	77,750	4,523,495
Dresser-Rand Group, Inc. (a)	151,900	5,395,488
FMC Technologies, Inc. (a)	115,900	7,168,415
Halliburton Co.	172,989	4,880,020
National Oilwell Varco, Inc.	99,300	3,732,687
Schlumberger Ltd.	489,348	26,096,929
		58,679,675
Oil, Gas & Consumable Fuels - 2.8%
Alpha Natural Resources, Inc. (a)	163,290	6,062,958
Apache Corp.	33,100	2,974,035
Chesapeake Energy Corp.	350,560	7,249,581
Chevron Corp.	76,800	5,695,488
ConocoPhillips	132,800	6,962,704
Exxon Mobil Corp.	158,000	9,347,280
Murphy Oil Corp.	67,100	3,593,876
Occidental Petroleum Corp.	58,800	4,297,104
Peabody Energy Corp.	128,000	5,478,400
Petrohawk Energy Corp. (a)	333,980	5,049,778
		56,711,204
TOTAL ENERGY		115,390,879
FINANCIALS - 5.0%
Capital Markets - 2.2%
Charles Schwab Corp.	607,740	7,754,762
Franklin Resources, Inc.	57,400	5,539,674
Goldman Sachs Group, Inc.	73,500	10,065,090
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	186,262	$ 8,154,550
TD Ameritrade Holding Corp. (a)	901,290	13,167,847
		44,681,923
Commercial Banks - 0.2%
Wells Fargo & Co.	187,720	4,420,806
Consumer Finance - 0.6%
American Express Co.	272,153	10,850,740
Diversified Financial Services - 1.8%
CME Group, Inc.	18,950	4,701,116
IntercontinentalExchange, Inc. (a)	39,700	3,793,732
JPMorgan Chase & Co.	786,058	28,581,069
		37,075,917
Real Estate Investment Trusts - 0.2%
Public Storage	31,900	3,126,838
TOTAL FINANCIALS		100,156,224
HEALTH CARE - 9.1%
Biotechnology - 1.1%
Amgen, Inc. (a)	99,800	5,093,792
Biogen Idec, Inc. (a)	77,530	4,171,114
Celgene Corp. (a)	142,100	7,320,992
Gilead Sciences, Inc. (a)	184,270	5,870,842
		22,456,740
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	117,480	4,999,949
C. R. Bard, Inc.	55,240	4,244,089
CareFusion Corp. (a)	137,100	2,958,618
Hologic, Inc. (a)	193,100	2,740,089
Intuitive Surgical, Inc. (a)	18,672	4,948,640
Medtronic, Inc.	227,330	7,156,348
St. Jude Medical, Inc. (a)	111,900	3,868,383
		30,916,116
Health Care Providers & Services - 2.2%
Aetna, Inc.	85,990	2,297,653
Cardinal Health, Inc.	134,500	4,029,620
Express Scripts, Inc. (a)	275,400	11,732,040
Health Net, Inc. (a)	209,100	4,993,308
McKesson Corp.	44,500	2,583,225
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	64,000	$ 2,782,720
UnitedHealth Group, Inc.	197,500	6,264,700
WellPoint, Inc. (a)	179,550	8,920,044
		43,603,310
Health Care Technology - 0.2%
Cerner Corp. (a)	58,000	4,225,300
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	154,307	6,499,411
Pharmaceuticals - 3.8%
Abbott Laboratories	84,184	4,153,639
Allergan, Inc.	214,872	13,197,438
Endo Pharmaceuticals Holdings, Inc. (a)	172,500	4,686,825
Merck & Co., Inc.	244,990	8,613,848
Pfizer, Inc.	826,960	13,173,473
Shire PLC sponsored ADR	107,600	6,961,720
Teva Pharmaceutical Industries Ltd. sponsored ADR	349,002	17,652,521
Valeant Pharmaceuticals International (a)	37,600	2,169,144
Warner Chilcott PLC	140,600	3,995,852
Watson Pharmaceuticals, Inc. (a)	66,500	2,864,155
		77,468,615
TOTAL HEALTH CARE		185,169,492
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.5%
General Dynamics Corp.	49,600	2,771,152
Honeywell International, Inc.	256,870	10,041,048
ITT Corp.	74,100	3,149,250
L-3 Communications Holdings, Inc.	64,500	4,295,700
Lockheed Martin Corp.	108,890	7,570,033
Northrop Grumman Corp.	106,400	5,758,368
Precision Castparts Corp.	97,842	11,073,758
Raytheon Co.	130,900	5,749,128
United Technologies Corp.	300,490	19,594,953
		70,003,390
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	84,300	5,478,657
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	39,919	$ 3,115,678
United Parcel Service, Inc. Class B	98,500	6,284,300
		14,878,635
Airlines - 0.3%
Continental Airlines, Inc. Class B (a)	96,500	2,155,810
Southwest Airlines Co.	300,200	3,317,210
		5,473,020
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	43,973	2,880,232
Construction & Engineering - 0.3%
Fluor Corp.	140,200	6,261,332
Electrical Equipment - 0.9%
Emerson Electric Co.	294,125	13,720,931
Hubbell, Inc. Class B	104,030	4,679,269
		18,400,200
Industrial Conglomerates - 0.4%
3M Co.	92,000	7,226,600
Machinery - 3.7%
Bucyrus International, Inc. Class A	111,420	6,405,536
Caterpillar, Inc.	199,370	12,990,949
Danaher Corp.	451,038	16,386,211
Deere & Co.	188,400	11,920,068
Eaton Corp.	38,500	2,674,980
Flowserve Corp.	47,800	4,272,364
IDEX Corp.	90,400	2,693,016
Illinois Tool Works, Inc.	179,700	7,414,422
Joy Global, Inc.	70,500	4,000,170
Navistar International Corp. (a)	57,800	2,420,664
Oshkosh Co. (a)	153,900	3,829,032
		75,007,412
Road & Rail - 1.4%
CSX Corp.	72,300	3,607,047
Kansas City Southern (a)	98,900	3,320,073
Norfolk Southern Corp.	107,600	5,775,968
Union Pacific Corp.	221,600	16,163,504
		28,866,592
TOTAL INDUSTRIALS		228,997,413
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 4.1%
Brocade Communications Systems, Inc. (a)	1,162,260	$ 5,834,545
Cisco Systems, Inc. (a)	2,437,146	48,864,777
QUALCOMM, Inc.	745,266	28,551,140
		83,250,462
Computers & Peripherals - 6.1%
Apple, Inc. (a)	256,245	62,362,346
Dell, Inc. (a)	694,660	8,176,148
EMC Corp. (a)	583,000	10,633,920
Hewlett-Packard Co.	308,112	11,856,150
Lexmark International, Inc. Class A (a)	107,500	3,761,425
NetApp, Inc. (a)	485,645	19,639,484
Seagate Technology (a)	203,900	2,065,507
Western Digital Corp. (a)	166,830	4,028,945
		122,523,925
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc. (a)	118,600	3,198,642
Amphenol Corp. Class A	98,600	4,014,992
Avnet, Inc. (a)	125,800	2,880,820
AVX Corp.	277,900	3,454,297
Corning, Inc.	791,650	12,413,072
		25,961,823
Internet Software & Services - 2.9%
Baidu.com, Inc. sponsored ADR (a)	79,600	6,243,028
Equinix, Inc. (a)	58,500	5,335,785
Google, Inc. Class A (a)	104,405	46,984,338
		58,563,151
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	526,693	30,340,150
International Business Machines Corp.	53,500	6,592,805
MasterCard, Inc. Class A	44,420	8,811,151
Teradata Corp. (a)	115,600	3,784,744
Visa, Inc. Class A	352,347	24,304,896
		73,833,746
Office Electronics - 0.2%
Xerox Corp.	432,100	3,646,924
Semiconductors & Semiconductor Equipment - 3.4%
Altera Corp.	95,805	2,363,509
Applied Materials, Inc.	760,190	7,898,374
Broadcom Corp. Class A	96,852	2,902,654
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	479,500	$ 8,496,740
Lam Research Corp. (a)	122,600	4,427,086
Linear Technology Corp.	216,000	6,188,400
Marvell Technology Group Ltd. (a)	265,700	4,235,258
Microchip Technology, Inc.	644,645	17,850,220
Micron Technology, Inc. (a)	414,500	2,679,743
Texas Instruments, Inc.	259,300	5,971,679
Xilinx, Inc.	277,600	6,704,040
		69,717,703
Software - 5.5%
Autodesk, Inc. (a)	182,300	5,058,825
BMC Software, Inc. (a)	297,620	10,732,177
Citrix Systems, Inc. (a)	132,600	7,682,844
Intuit, Inc. (a)	249,000	10,657,200
Microsoft Corp.	1,451,216	34,074,552
Oracle Corp.	901,660	19,728,321
Salesforce.com, Inc. (a)	44,300	4,867,684
Synopsys, Inc. (a)	256,620	5,874,032
VMware, Inc. Class A (a)	166,043	13,045,999
		111,721,634
TOTAL INFORMATION TECHNOLOGY		549,219,368
MATERIALS - 2.7%
Chemicals - 1.7%
Ecolab, Inc.	204,268	9,682,303
International Flavors & Fragrances, Inc.	80,300	3,668,907
Lubrizol Corp.	56,700	5,290,677
Monsanto Co.	36,990	1,947,524
Praxair, Inc.	95,733	8,235,910
Valspar Corp.	159,800	4,813,176
		33,638,497
Containers & Packaging - 0.1%
Ball Corp.	37,000	2,074,960
Metals & Mining - 0.7%
Cliffs Natural Resources, Inc.	108,500	6,639,115
Freeport-McMoRan Copper & Gold, Inc.	59,300	4,268,414
Nucor Corp.	120,790	4,442,656
		15,350,185
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
International Paper Co.	193,800	$ 3,965,148
TOTAL MATERIALS		55,028,790
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	222,700	6,019,581
Verizon Communications, Inc.	141,200	4,166,812
		10,186,393
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	164,200	7,694,412
TOTAL TELECOMMUNICATION SERVICES		17,880,805
TOTAL COMMON STOCKS (Cost $1,707,999,296)		1,618,315,916
Equity Funds - 18.2%

Large Growth Funds - 8.1%
Aston/Montag & Caldwell Growth Fund Class N	5,430,912	111,659,560
Edgewood Growth Fund (a)	2,719,544	24,693,460
iShares Russell 1000 Growth Index ETF	17,528	817,331
PRIMECAP Odyssey Growth Fund	2,226,127	27,693,021
TOTAL LARGE GROWTH FUNDS		164,863,372
Mid-Cap Growth Funds - 10.1%
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares (a)	6,982,310	204,302,386
TOTAL EQUITY FUNDS (Cost $380,736,398)		369,165,758
Short-Term Funds - 2.2%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $44,053,437)	44,053,437	$ 44,053,437
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,132,789,131)		2,031,535,111
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,877,228)
NET ASSETS - 100%		$ 2,024,657,883
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $2,137,951,924. Net unrealized depreciation aggregated $106,416,813, of which $25,467,209 related to appreciated investment securities and $131,884,022 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 1, 2010
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	November 1, 2010